Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Reality Shares ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001573496
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 19, 2018
Prospectus Date	rr_ProspectusDate	Jun. 19, 2018